DISAGGREGATION OF REVENUE	6 Months Ended
Jun. 30, 2025
Revenue from Contract with Customer [Abstract]
DISAGGREGATION OF REVENUE

NOTE – 4 DISAGGREGATION OF REVENUE

The following tables present the Company’s revenue disaggregated by business segment, based on management’s assessment of available data:

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Revenue from contracts	5,977	3,561
Revenue from maintenance works and services and others	211	458

	6,188	4,019

- Over time	5,977	3,561
- At a point in time	211	458

	6,188	4,019

The Company recognizes revenue from contracts based on the Company’s effort or inputs to the satisfaction of a performance obligation over time as work progresses because of the continuous transfer of control to the customer and the Company’s right to bill the customer as costs are incurred.

Revenue from maintenance works and services and others comprised of revenue from service fee, labor cost charged, rental of machinery and equipment, transportation costs incurred, maintenance works charged, among other things is recognized when the entity satisfied the performance obligation at a point in time generally as the services are provided for a duration of typically less than one month. The Company typically receives purchase orders or emails from its customers which will set for the terms and conditions including the transaction price, works or services to be performed, terms of performance, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is the completion of the contracted services to the customer according to the works or services to be performed and terms of performance. The maintenance work and services and others consist of a single performance obligation that the Company satisfies at a point in time. The Company recognizes the revenue when the following events have occurred: (a) the Company has performed the contracted services; (b) the Company has a present right to payment; (c) the customer has legal rights to the services upon completion of works done, and (d) the customer bears significant risks and rewards of ownership of the services. The completion of this revenue process is evidenced by the customer acceptance on our document for the maintenance works and services and others.

In accordance with ASC 280, Segment Reporting (“ASC 280”), we have one reportable geographic segment. Sales are based on the countries in which the customer is located. Summarized financial information concerning our geographic segments is shown in the following tables:

	Six Months ended June 30,
	2025	2024
	$’000	$’000

Singapore	6,188	4,019

	6,188	4,019